John Hancock

Fundamental Global Franchise Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Common stocks 89.8%		$419,563,660
(Cost $350,735,818)
Belgium 5.6%		26,133,230

Anheuser-Busch InBev SA	321,304	26,133,230
France 7.0%		32,636,126

Danone SA	293,051	23,408,826
Sodexo SA	80,237	9,227,300
Italy 6.4%		29,867,749

Ferrari NV	145,066	20,747,339
Salvatore Ferragamo SpA	439,216	9,120,410
Japan 0.7%		3,294,017

Asics Corp.	301,100	3,294,017
Netherlands 7.3%		34,344,951

Heineken Holding NV	347,118	34,344,951
Switzerland 8.8%		41,080,493

Cie Financiere Richemont SA	245,305	18,045,056
Nestle SA	232,215	23,035,437
United Kingdom 6.5%		30,432,468

Diageo PLC	229,780	9,664,933
Reckitt Benckiser Group PLC	258,738	20,767,535
United States 47.5%		221,774,626

Allergan PLC	152,789	18,626,507
Alphabet, Inc., Class A (A)	4,076	4,510,094
Alphabet, Inc., Class C (A)	4,077	4,499,500
Amazon.com, Inc. (A)	10,882	19,316,312
American Tower Corp.	105,957	22,120,643
AutoZone, Inc. (A)	4,704	4,831,525
Berkshire Hathaway, Inc., Class B (A)	116,542	23,007,722
Biogen, Inc. (A)	32,599	7,148,635
CarGurus, Inc. (A)	91,457	3,124,171
Cerner Corp. (A)	77,782	5,442,407
Comcast Corp., Class A	130,414	5,346,974
eBay, Inc.	850,764	30,567,951
Gilead Sciences, Inc.	105,921	6,593,582
Liberty Media Corp.-Liberty Formula One, Series A (A)	309,215	11,261,610
Liberty Media Corp.-Liberty Formula One, Series C (A)	334,629	12,491,701
Ralph Lauren Corp.	65,222	6,856,789
Tempur Sealy International, Inc. (A)	203,660	12,995,545
The Hain Celestial Group, Inc. (A)	223,287	4,552,822
Walmart, Inc.	182,178	18,480,136

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 10.0%				$46,681,404
(Cost $46,675,924)
U.S. Government Agency 9.4%				43,839,000

Federal Agricultural Mortgage Corp. Discount Note	2.250	06-03-19	10,293,000	10,293,000
Federal Home Loan Bank Discount Note	2.250	06-03-19	33,546,000	33,546,000

2 JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)		Shares	Value
Money market funds 0.6%				2,842,404

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	2.2329	(B)	2,842,404	2,842,404
Total investments (Cost $397,411,742) 99.8%				$466,245,064
Other assets and liabilities, net 0.2%				1,088,973
Total net assets 100.0%				$467,334,037

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following sector composition as a percentage of net assets on 5-31-19:

Consumer staples	34.3%
Consumer discretionary	28.9%
Communication services	8.9%
Health care	8.1%
Financials	4.9%
Real estate	4.7%
Short-term investments and other	10.2%

TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND 3

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in other open-end management investment companies are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	5-31-19	price	inputs	inputs
Investments in securities:
Assets
Common stocks
Belgium	$26,133,230	—	$26,133,230	—
France	32,636,126	—	32,636,126	—
Italy	29,867,749	$20,747,339	9,120,410	—
Japan	3,294,017	—	3,294,017	—
Netherlands	34,344,951	—	34,344,951	—
Switzerland	41,080,493	—	41,080,493	—
United Kingdom	30,432,468	—	30,432,468	—
United States	221,774,626	221,774,626	—	—
Short-term investments	46,681,404	2,842,404	43,839,000	—

Total investments in securities	$466,245,064	$245,364,369	$220,880,695	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

398Q3 05/19
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund.	7/19